Schedule of Components of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accruals	$ 700,000	$ 445,000
Total gross deferred tax assets	60,436,000	45,141,000
Total deferred tax liabilities	(8,136,000)	(2,899,000)
Deferred tax assets, net of valuation allowance	96,000	2,899,000
Less: valuation allowance	$ (60,340,000)	(42,242,000)
Peak Bio, Inc. [Member]
Federal Net Operating Loss		2,241,000	$ 964,000
State Net Operating Loss		839,000	297,000
Foreign Net Operating Loss		8,886,000	24,965,000
Foreign Tax Credits		375,000	379,000
Foreign Accruals		421,000	936,000
Accruals		1,100,000	615,000
Capitalized Start up Costs		238,000	209,000
Capitalized Section 174 R&D		725,000	437,000
Right of Use Operating Lease ASC 842		1,242,000	1,183,000
Total gross deferred tax assets		16,067,000	29,985,000
Right of Use Operating Lease ASC 842			(1,030,000)
Depreciation		(37,000)	(88,000)
Total deferred tax liabilities		(37,000)	(1,118,000)
Deferred tax assets, net of valuation allowance		16,030,000	28,867,000
Less: valuation allowance		(16,030,000)	(28,867,000)
Net deferred tax assets